Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 563,429	$ 562,124
Accumulated Amortization	(483,136)	(466,282)
Other intangible assets, net	80,293	95,842
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,361	406,606
Accumulated Amortization	(350,060)	(336,621)
Other intangible assets, net	56,301	69,985
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	31,819	30,028
Accumulated Amortization	(15,639)	(13,717)
Other intangible assets, net	16,180	16,311
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,306	22,406
Accumulated Amortization	(19,741)	(19,062)
Other intangible assets, net	2,565	3,344
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,943	103,084
Accumulated Amortization	(97,696)	(96,882)
Other intangible assets, net	$ 5,247	$ 6,202